Debt	12 Months Ended
Mar. 31, 2021
Short-term borrowings and current portion of long-term debt [Member]
Statement [line items]
Debt
21.	Short-term borrowings and current portion of long-term debt
Short-term borrowings and current portion of long-term debt consist of the following:

	As at March 31,
	2021		2021		2020
	(In millions)
Commercial paper	US$	1,128.4	Rs.	82,499.1	Rs.	68,189.2
Loans from banks/financial institutions		1,821.6		133,178.8		94,975.6
Inter-corporate deposits		13.0		950.0		460.0
Current portion of long-term debt (refer note 22)		2,890.0		211,289.5		191,324.2

Total	US$	5,853.0	Rs.	427,917.4	Rs.	354,949.0

Long-term debt [Member]
Statement [line items]
Debt
22.	Long-term debt
Long-term debt consists of the following:

	As at March 31,
	2021		2021		2020
	(In millions)
Non-convertible debentures	US$	1,698.8	Rs.	124,196.6	Rs.	118,995.1
Perpetual debentures		180.6		13,201.5		—
Collateralized debt obligations		406.7		29,736.5		42,299.4
Buyers credit from banks at floating interest rate		461.6		33,750.0		39,750.0
Loan from banks/financial institutions		5,567.1		407,020.4		368,259.9
Senior notes		7,230.0		528,582.4		445,036.1
Others		79.6		5,821.8		10,031.8

Total		15,624.4		1,142,309.2		1,024,372.3
Less: current portion (refer note 21)		2,890.0		211,289.5		191,324.2

Long-term debt	US$	12,734.4	Rs.	931,019.7	Rs.	833,048.1

As at March 31, 2021, Short-term and long-term debt includes secured borrowings of Rs. 62,985.7 million (Rs 71,108.8 million as at March 31,2020) and Rs.193,513.0 million (Rs.137,036.7 million as at March 31,2020) respectively.
Following assets are pledged as collateral/security against the borrowings:

	As at March 31,
	2021		2021		2020
	(In millions)
Inventory	US$	410.1	Rs.	29,985.1	Rs.	57,971.7
Trade receivables		25.5		1,865.5		—
Finance receivables		4,182.0		305,745.0		252,376.6
Other financial assets		13.7		1,000.0		283.9
Property,plant and equipment		867.3		63,405.7		10,668.5

Total	US$	5,498.6	Rs.	402,001.3	Rs.	321,300.7

Collateralized debt obligations
These represent amount received against finance receivables securitized/assigned, which do not qualify for derecognition
Non-convertible
debentures
The interest rate on non-convertible debentures range from 6.75% to 11.50% p.a. and maturity ranging from April 2021 to March 2029.
Perpetual debentures
Perpetual debenture amounting to Rs. 13,201.5 million included within long-term borrowing in note 22 bear interest rate ranging from 7.75% to 8.75% p.a. having simultaneous call/put option after 4/5th year from the date of issuance.
Buyers credit
The buyers line of credit from banks is repayable within four years from drawdown dates.
Loan from banks / financial institutions
Certain of the Company’s loans set limits on and/or require prior lender consent for, among other things, undertaking new projects, issuing new securities, changes in management, mergers, sale of undertakings and investment in subsidiaries. In addition, certain negative covenants may limit Company’s ability to borrow additional funds or to incur additional liens, and/or provide for increased costs in case of breach. Certain of the financing arrangements also include financial covenants to maintain certain debt-to-equity
ratios,
debt-to-earnings
ratios, liquidity ratios, capital expenditure ratios and debt coverage ratios.
Long term loans from banks / financial institutions maturity is ranging from September 2020 to June 2026. Interest rate is based on marginal cost of funds lending rate (MCLR) for loans amounting to Rs. 129,262.0 million. Interest rate is based on LIBOR for loans amounting to Rs. 198,122.6 million
.
Commercial Paper
Commercial paper are unsecured short term papers, issued at discount bearing no coupon interest. The yield on commercial paper issued by the company ranges from 6.83% to 7.33%.
Senior notes (Euro MTF listed debt)
The senior notes of Jaguar Land Rover Automotive Plc (JLR) are listed on the Euro MTF market, which is a listed market regulated by the Luxembourg Stock Exchange. Details of the tranches of the senior notes outstanding at March 31, 2021 are as follows:

Issued on	Currency	Initial Principal amounts (in millions)	Outstanding Principal amounts (in millions)	Outstanding (In millions) As at March 31,				Interest rate	Redeemable on
				2021		2020
January 2013	USD	500	500	Rs.	36,455.8	Rs.	37,745.8	5.625%	February 2023
February 2015	GBP	400	400		40,193.8		37,258.2	3.875%	March 2023
January 2014	GBP	400	400		40,225.2		37,253.1	5.000%	February 2022
January 2017	GBP	300	300		—		28,004.9	2.750%	January 2021
January 2017	EUR	650	650		55,629.0		53,984.3	2.200%	January 2024
October 2017	USD	500	500		38,755.6		42,346.9	4.500%	March 2027
October 2018	EUR	500	500		40,214.5		41,012.1	4.500%	January 2026
November 2019	EUR	500	500		42,657.1		41,390.4	5.875%	November 2024
November 2019	EUR	500	500		43,391.0		42,191.4	6.875%	November 2026
October 2020	USD	700	700		50,729.9		—	7.750%	October 2025
December 2020	USD	650	650		47,082.4		—	5.875%	January 2028

Total				Rs.	435,334.3	Rs.	361,187.1

These senior notes are subject to customary covenants and events of defult, which include, among other things, restrictions or limitations on the amount of cash which can be transferred outside the Jaguar Land Rover group of companies in the form of dividends, loans or investments.

Senior notes
(SGX-ST
listed debt)
The senior notes of Tata Motors Limited and TML Holdings Pte Ltd are listed on the
SGX-ST
market, which is a listed market regulated by the Singapore Stock Exchange. Details of the tranches of the senior notes outstanding at March 31, 2021 are as follows:

	Currency	Initial Principal amounts (in millions)	Outstanding Principal amounts (in millions)	Outstanding (In millions)				Interest rate	Redeemable on
				As at March 31,
Issued on				2021		2020
October 2014	USD	250	250	Rs.	18,160.7	Rs.	18,763.6	5.750%	October 2024
May 2014	USD	300	300		21,934.8		22,678.2	5.750%	May 2021
October 2014	USD	500	262.532		—		19,862.8	4.625%	April 2020
November 2019	USD	300	300		21,811.1		22,544.4	5.875%	May 2025
July 2020	GBP	98	98		9,581.9		—	4.000%	July 2023
October 2020	USD	300	300		21,759.6		—	5.500%	June 2024

Total				Rs.	93,248.1	Rs.	83,849.0

Reconciliation of movements of liabilities to cash flows arising from financing activities:

	Short-term borrowings		Long-term borrowings		Total
Balance at April 1, 2019	Rs.	351,843.7	Rs.	708,067.0	Rs.	1,059,910.7
Proceeds from issuance of debt		107,124.2		288,327.7		395,451.9
Repayment of financing		(144,400.5)		(170,904.5)		(315,305.0)
Reclassification of debt		40,931.4		(40,931.4)		—
Foreign exchange		122.3		46,734.3		46,856.6
Amortisation / EIR adjustment of prepaid borrowing costs (net)		(672.1)		1,755.0		1,082.9

Balance at March 31, 2020	Rs.	354,949.0		833,048.1		1,187,997.1
Cashflows		208,071.5		296,423.6		504,495.1
Repayment of financing		(156,232.0)		(186,296.1)		(342,528.1)
Reclassification of debt		19,965.8		(19,965.8)		—
Foreign exchange		2,653.2		5,062.3		7,715.5
Amortisation / EIR adjustment of prepaid borrowing costs (net)		(1,490.1)		2,747.6		1,257.5

Balance at March 31, 2021	Rs.	427,917.4	Rs.	931,019.7	Rs.	1,358,937.1
	US$	5,853.1	US$	12,734.5	US$	18,587.6